Employee Benefits - Summary of Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	¥ 282,999
Remeasurement
Balance at end of year	232,332	¥ 282,999
Japanese plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	2,089,263	2,058,893
Current service cost	89,128	91,079
Interest income	12,487	10,970
Remeasurement
Changes in demographic assumptions	6,440	(7,569)
Changes in financial assumptions	(46,113)	13,888
Other	4,162	(5,835)
Past service cost	761	1,035
Plan participants' contributions	1,392	1,397
Benefits paid	(80,368)	(72,441)
Acquisition and other		(2,155)
Balance at end of year	2,077,151	2,089,263
Japanese plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,806,265	1,519,254
Interest income	11,261	8,907
Remeasurement
Actual return on plan assets, excluding interest income	34,543	286,089
Employer contributions	33,163	37,469
Plan participants' contributions	1,392	1,397
Benefits paid	(41,804)	(39,471)
Acquisition and other		(7,380)
Balance at end of year	1,844,819	1,806,265
Japanese plans [Member] | Effect of the asset ceiling [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year
Remeasurement
Balance at end of year
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	340,368
Remeasurement
Benefits paid	536,727
Balance at end of year	262,988	340,368
Foreign plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,419,910	1,207,815
Current service cost	52,826	52,334
Interest income	52,062	49,914
Remeasurement
Changes in demographic assumptions	379	28,690
Changes in financial assumptions	(126,125)	14,490
Other	904	51,296
Past service cost	274	3,159
Plan participants' contributions	3,063	2,093
Benefits paid	(42,615)	(48,478)
Acquisition and other	126,966	58,597
Balance at end of year	1,487,644	1,419,910
Foreign plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,079,543	868,903
Interest income	51,614	48,729
Remeasurement
Actual return on plan assets, excluding interest income	(6,657)	120,232
Employer contributions	24,912	31,227
Plan participants' contributions	3,063	2,093
Benefits paid	(31,823)	(36,217)
Acquisition and other	104,004	44,576
Balance at end of year	1,224,656	1,079,543
Foreign plans [Member] | Effect of the asset ceiling [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year
Remeasurement
Balance at end of year